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[AIM LOGO APPEARS HERE]
--Registered Trademark--
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919


A I M Advisors, Inc.


   May 3, 2001


   VIA EDGAR

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth St., N.W.
   Washington, D.C. 20549

   Re:     AIM Series Trust
           CIK No. 0001021453

   Gentlemen:

   Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM Series Trust (the "Trust"), that the Prospectus and Statement of Additional Information relating to AIM Global Trends Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 12 to the Trust's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 12 is the most recent Amendment to the Trust's Registration Statement which was filed electronically with the Securities and Exchange Commission on April 26, 2001.

   Please send copies of all correspondence with respect to this certificate to the undersigned, or contact me at (713) 214-4785.

   Very truly yours,

   /s/ OFELIA M. MAYO

   Ofelia M. Mayo
   Vice President,
   Assistant General Counsel,
   and Assistant Secretary


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